Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	1-3647
Entity Registrant Name	MAYS J W INC
Entity Central Index Key	0000054187
Entity Tax Identification Number	11-1059070
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	9 Bond Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201-5805
City Area Code	718
Local Phone Number	624-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	MAYS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false